NOTE 8. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
NOTE 8. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES

The following lists the components of the net investment in direct financing and sales-type leases:

	December 31,
	2012	2011

Minimum lease payments receivable	$261,652	$503,506
Less: Allowance for doubtful accounts	(296)	(714)
Net minimum lease payments receivable	261,356	502,792
Less: unearned interest income	(26,404)	(59,234)

Net investment in direct financing and sales-type leases	234,952	443,558
Less: Current maturities of net investment in direct financing and sales-type leases	(196,213)	(329,111)

Net investment in direct financing and sales-type leases, net of current maturities	$38,739	$114,447

The activity in the Company’s allowance for doubtful accounts for net investments in direct financing and sales-type leases is summarized as follows:

	December 31,
	2012	2011

Balance at the beginning of the year	$714	$281
(Recovery) provision during the year	(276)	433
Bad debts written off	(142)	—
Balance at the end of the year	$296	$714

Net investment in direct financing and sales-type leases arises from the sale of commercial vehicles, for which the Company enters into monthly installment arrangements with its customers for approximately 2 years. The legal titles of the commercial vehicles are transferred to the customer when all the outstanding lease payments are fully settled. There is no unguaranteed residual value at the end of the lease upon the transfer of the lease. As of December 31, 2012 and 2011, the aggregate effective interest rate on direct financing and sales-type leases is approximately 18.96% and 16.98% per annum, respectively.

At December 31, 2012, future minimum lease payments are as follows:

	Years Ending December 31,
	2013	2014	2015	Total

Net minimum lease payments receivable	$220,252	$41,036	$68	$261,356
Less: unearned interest income	(24,039)	(2,363)	(2)	(26,404)
Net investment in direct financing and sales-type leases	$196,213	$38,673	$66	$234,952